Segment Information (Tables)	6 Months Ended
Jan. 23, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure
Net sales, operating (loss) income and depreciation and amortization expense for each segment are as follows:

	Three Months Ended		Six Months Ended
	January 23, 2016	January 24, 2015	January 23, 2016	January 24, 2015
	(millions)
Net sales:
ANN (a)	$637.5	$—	$1,138.7	$—
Justice	327.5	413.9	632.9	770.9
Lane Bryant	282.3	279.5	538.5	525.2
maurices	291.6	279.8	574.3	531.7
dressbarn	221.6	230.4	469.0	490.0
Catherines	81.3	85.0	160.4	165.0
Total net sales	$1,841.8	$1,288.6	$3,513.8	$2,482.8

Operating (loss) income:
ANN (a) (b)	$(5.8)	$—	$(53.9)	$—
Justice	13.2	12.6	53.4	53.4
Lane Bryant	(6.1)	(10.0)	(7.5)	(18.6)
maurices	26.8	29.2	66.5	56.1
dressbarn	(28.1)	(15.2)	(32.8)	(7.1)
Catherines	(0.8)	5.3	4.0	13.2
Unallocated acquisition and integration expenses	(16.0)	(5.3)	(58.5)	(14.3)
Total operating (loss) income	$(16.8)	$16.6	$(28.8)	$82.7

Depreciation and amortization expense:
ANN (a)	$32.8	$—	$60.5	$—
Justice	17.8	15.7	34.8	30.5
Lane Bryant	10.7	11.4	21.2	23.0
maurices	12.2	10.4	23.8	21.0
dressbarn	13.6	12.8	27.0	24.6
Catherines	2.3	1.7	4.6	3.4
Total depreciation and amortization expense	$89.4	$52.0	$171.9	$102.5

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(a)
The operating results of ANN for the post-acquisition periods from November 1, 2015 to January 30, 2016 and from August 22, 2015 to January 30, 2016 are included within the Company's condensed consolidated results of operations for the three and six months ended January 23, 2016, respectively.

(b)
The operating results of ANN for the three and six months ended January 23, 2016 include approximately $30 million and $141 million, respectively, of purchase accounting adjustments, primarily related to the amortization of inventory step-up, as discussed in Notes 4 and 5.